Inventory (Details) - Schedule of Inventory - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Inventory [Abstract]
Raw materials	$ 24,100	$ 24,960	$ 6,393
Prepaid inventory	10,838	15,506	2,237
Finished goods	7,607	13,689
Inventory for resale	5,024
Inventory, gross	47,569	54,155
Inventory reserves	(29,845)	(32,759)
Total inventory, net	$ 17,724	$ 21,396	$ 20,498